Acquisition (Details) - USD ($)		12 Months Ended
	Sep. 04, 2018	Dec. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Fair value of contingent consideration		$ 520,000	$ 520,000	$ 0	$ 0
Edison Nation Holdings LLC [Member]
Business Acquisition [Line Items]
Asset acquired		950,000
Fair value of issued shares		3,384,285
Fair value of reserved shares		6,014,250
Issuance of debt		1,428,161
Purchase consideration	$ 12,820,978	11,776,696
Cloud B, Inc. [Member]
Business Acquisition [Line Items]
Fair value of issued shares		2,664,200
Fair value of contingent consideration		520,000
Purchase consideration		3,184,200
Pirasta, LLC [Member]
Business Acquisition [Line Items]
Settlement of due from related party		470,000			0
Purchase consideration		470,000
Best Party Concepts llc [Member]
Business Acquisition [Line Items]
Settlement of due from related party		500,000	$ 500,000		$ 0
Purchase consideration		$ 500,000